Other Non-Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other Assets, Noncurrent [Abstract]
Prepayments for purchase of property and equipment	¥ 77,596		¥ 46,083
Demonstration fleet	3,819		4,936
Long-term deposits	8,612		3,836
Others	141		2,243
Other non-current assets	¥ 90,168	$ 12,700	¥ 57,098